Fees and Expenses - BARON GROWTH FUND	Sep. 30, 2025
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	The expense information shown in the table has been restated to reflect current fees.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)